Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Short-term investments	$ 1,335,713			$ 7,854,809		$ 7,787,897
Gross unrealized gains	2,304			28,239		43,883
Provisions for doubtful accounts of other receivables	71,511		$ 58,741	1,712,524		29,380	$ 8,601
Impairment charge on goodwill
Impairment of long-lived assets other than goodwill
Deferred offering costs	100,000			100,000		100,000
Impairment for right-of-use lease assets
Cash pledged	$ 7,050,611			$ 8,376,345		$ 6,809,224
Effective annual interest rate	2.00%		2.90%	2.00%		2.90%
Contract assets
Deferred contract costs	$ 900,455			10,023,720		2,611,048
Deferred contract cost charged to cost of revenue	$ 8,881,489		$ 1,462,454	2,611,048		79,736
Impairment allowance on deferred contract costs
Advance from customers						3,292,117	5,557,572	$ 3,722,717
Deferred revenue						269,787	121,388	$ 612,467
Number of revenue streams	3	3		3	3
Percentage of tax benefit	50.00%	50.00%		50.00%	50.00%
Total advertising expenses	$ 162,550			$ 697,827		1,989,407	405,126
Government grant income	41,565		191,112	191,163		541,136	745,296
Government grant deferred and included in liabilities
Number of Operating Segments				1	1
Number of Reportable Segments				1	1
Cash and cash equivalents deposited in financial institutions in the PRC	10,156,016		$ 28,174,050	$ 24,979,447		57,160,241	$ 1,015,629
Deposit insurance				78,500	¥ 500,000
Customer advances				2,899,101		3,319,522
Deferred revenue				782,884		$ 276,034
Financial institutions in the PRC	9,736,276			$ 24,979,447
Deposit insurance with the maximum limit	$ 72,500	¥ 500,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment, net	3 years	3 years		3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment, net	5 years	5 years		5 years	5 years
Beijing Deran Technology Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests				49.00%
Henan Baijia Cloud Information Technology Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests						49.00%
Henan BaiJiaYun, Xi’an BaiJiaYun and Beijing Deran [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests	49.00%			49.00%
BaiJiaYunPeng [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests	40.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				3	3	3
Customer One [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk	10.20%	10.20%	10.00%	12.00%	12.00%	25.00%
Customer Two [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk				12.00%	12.00%	15.00%
Customer Three [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk				11.00%	11.00%	12.00%
Other Customer [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk	10.00%	10.00%
Real-Time Engagement Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of performance obligations | item				2	2
License [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Technical support service period				12 months	12 months
AI Solution Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Standard warranty period				12 months	12 months
Privately Held Entity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of equity interest acquired				4.95%
Cash consideration				$ 1,494,994	¥ 9,900,000